UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
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Address:   Financial Centre
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           695 East Main Street
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           Stamford, Connecticut 06901
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Form 13F File Number:      028-04235
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
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Title:     Managing Member
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Phone:     (203) 975-9750
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Stamford, Connecticut        11/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            81
                                               -------------

Form 13F Information Table Value Total:          $60,580
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


                                                  FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6 COLUMN 7          COLUMN 8

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

3M CO                            COM              88579Y101     2,821   30,140  SH       SOLE              30,140        0        0
ACCENTURE LTD BERMUDA            CL A             G1150G111     1,537   38,180  SH       SOLE              38,180        0        0
ALABAMA NATL BANCORP DELA        COM              010317105       242    3,100  SH       SOLE               3,100        0        0
ALLEGHENY ENERGY INC             COM              017361106       434    8,310  SH       SOLE               8,310        0        0
ALLERGAN INC                     COM              018490102       542    8,400  SH       SOLE               8,400        0        0
AMERICAN INTL GROUP INC          COM              026874107       942   13,930  SH       SOLE              13,930        0        0
AMERICAN STD COS INC DEL         COM              029712106       700   19,650  SH       SOLE              19,650        0        0
ARIZONA STAR RESOURCE CORP       COM              04059G106       164   11,900  SH       SOLE              11,900        0        0
AT&T INC                         COM              00206R102       730   17,250  SH       SOLE              17,250        0        0
AXIS CAPITAL HOLDINGS            SHS              G0692U109     2,849   73,220  SH       SOLE              73,220        0        0
BANK OF AMERICA CORPORATION      COM              060505104       250    4,980  SH       SOLE               4,980        0        0
BEST BUY INC                     COM              086516101       782   16,990  SH       SOLE              16,990        0        0
BLOCK H & R INC                  COM              093671105       429   20,250  SH       SOLE              20,250        0        0
BOEING CO                        COM              097023105       478    4,550  SH       SOLE               4,550        0        0
BORG WARNER INC                  COM              099724106       210    2,290  SH       SOLE               2,290        0        0
CADENCE DESIGN SYSTEM INC        COM              127387108       848   38,210  SH       SOLE              38,210        0        0
CDC CORP                         SHS A            G2022L106        80   10,970  SH       SOLE              10,970        0        0
CELESTICA INC                    SUB VTG SHS      15101Q108        93   15,300  SH       SOLE              15,300        0        0
CELGENE CORP                     COM              151020104       280    3,930  SH       SOLE               3,930        0        0
CENTERPOINT ENERGY INC           COM              15189T107       436   27,190  SH       SOLE              27,190        0        0
CHESAPEAKE ENERGY CORP           COM              165167107     1,873   53,130  SH       SOLE              53,130        0        0
CLOROX CO DEL                    COM              189054109       661   10,840  SH       SOLE              10,840        0        0
COACH INC                        COM              189754104       508   10,750  SH       SOLE              10,750        0        0
COMCAST CORP NEW                 CL A             20030N101       262   10,840  SH       SOLE              10,840        0        0
DAVITA INC                       COM              23918K108       215    3,400  SH       SOLE               3,400        0        0
DEERE & CO                       COM              244199105       610    4,110  SH       SOLE               4,110        0        0
DELIA'S INC NEW                  COM              246911101        83   17,750  SH       SOLE              17,750        0        0
DST SYS INC DEL                  COM              233326107       266    3,100  SH       SOLE               3,100        0        0
DUKE ENERGY CORP NEW             COM              26441C105     2,098  112,270  SH       SOLE             112,270        0        0
E M C CORP MASS                  COM              268648102       641   30,800  SH       SOLE              30,800        0        0
EASTMAN KODAK CO                 COM              277461109       357   13,340  SH       SOLE              13,340        0        0
EBAY INC                         COM              278642103     1,019   26,110  SH       SOLE              26,110        0        0
EL PASO CORP                     COM              28336L109       782   46,110  SH       SOLE              46,110        0        0
ENBRIDGE INC                     COM              29250N105       238    6,500  SH       SOLE               6,500        0        0
EXPEDIA INC DEL                  COM              30212P105       224    7,040  SH       SOLE               7,040        0        0
FOREST OIL CORP                  COM PAR $001     346091705       235    5,450  SH       SOLE               5,450        0        0
FOSTER WHEELER LTD               SHS NEW          G36535139       562    4,280  SH       SOLE               4,280        0        0
FREEDOM ACQUISITION HLDGS IN     COM              35645F103       140   12,400  SH       SOLE              12,400        0        0
FURNITURE BRANDS INTL INC        COM              360921100       105   10,400  SH       SOLE              10,400        0        0
GAMESTOP CORP NEW                CL A             36467W109       456    8,100  SH       SOLE               8,100        0        0
GATEHOUSE MEDIA INC              COM              367348109       138   10,800  SH       SOLE              10,800        0        0
GOLDMAN SACHS GROUP INC          COM              38141G104       366    1,690  SH       SOLE               1,690        0        0
HALLIBURTON CO                   COM              406216101       558   14,540  SH       SOLE              14,540        0        0
HUDSON CITY BANCORP              COM              443683107       438   28,470  SH       SOLE              28,470        0        0
IMS HEALTH INC                   COM              449934108       952   31,060  SH       SOLE              31,060        0        0
INTERNATIONAL BUSINESS MACHS     COM              459200101       552    4,690  SH       SOLE               4,690        0        0
ISHARES TR                       MSCI EMERG MKT   464287234     8,160   54,600  SH       SOLE              54,600        0        0
JACOBS ENGR GROUP INC DEL        COM              469814107       616    8,150  SH       SOLE               8,150        0        0
JUNIPER NETWORKS INC             COM              48203R104       584   15,950  SH       SOLE              15,950        0        0
LAS VEGAS SANDS CORP             COM              517834107       759    5,690  SH       SOLE               5,690        0        0
LYONDELL CHEMICAL CO             COM              552078107       266    5,730  SH       SOLE               5,730        0        0
MANITOWOC INC                    COM              563571108       797   18,010  SH       SOLE              18,010        0        0
MARTIN MARIETTA MATLS INC        COM              573284106       692    5,180  SH       SOLE               5,180        0        0
MCDONALDS CORP                   COM              580135101       393    7,220  SH       SOLE               7,220        0        0
MEMC ELECTR MATLS INC            COM              552715104       609   10,350  SH       SOLE              10,350        0        0
MORGAN STANLEY                   COM NEW          617446448       677   10,740  SH       SOLE              10,740        0        0
MOSAIC CO                        COM              61945A107       888   16,600  SH       SOLE              16,600        0        0
NATIONAL SEMICONDUCTOR CORP      COM              637640103       508   18,740  SH       SOLE              18,740        0        0
NEKTAR THERAPEUTICS              COM              640268108       110   12,500  SH       SOLE              12,500        0        0
NYSE EURONEXT                    COM              629491101     1,896   23,950  SH       SOLE              23,950        0        0
POWERWAVE TECHNOLOGIES INC       COM              739363109        75   12,181  SH       SOLE              12,181        0        0
PRECISION CASTPARTS CORP         COM              740189105       564    3,810  SH       SOLE               3,810        0        0
PROCTER & GAMBLE CO              COM              742718109     1,085   15,430  SH       SOLE              15,430        0        0
ROMA FINANCIAL CORP              COM              77581P109       217   12,700  SH       SOLE              12,700        0        0
ROPER INDS INC NEW               COM              776696106       552    8,430  SH       SOLE               8,430        0        0
SALESFORCE COM INC               COM              79466L302       960   18,700  SH       SOLE              18,700        0        0
SANMINA SCI CORP                 COM              800907107        46   21,480  SH       SOLE              21,480        0        0
SOUTHERN COPPER CORP             COM              84265V105       804    6,490  SH       SOLE               6,490        0        0
SUPERVALU INC                    COM              868536103       322    8,267  SH       SOLE               8,267        0        0
TD AMERITRADE HLDG CORP          COM              87236Y108     1,308   71,810  SH       SOLE              71,810        0        0
TIM HORTONS INC                  COM              88706M103       286    8,200  SH       SOLE               8,200        0        0
TRIBUNE CO NEW                   COM              896047107     1,120   40,990  SH       SOLE              40,990        0        0
U S G CORP                       COM NEW          903293405       575   15,310  SH       SOLE              15,310        0        0
UNITED PARCEL SERVICE INC        CL B             911312106       976   13,000  SH       SOLE              13,000        0        0
VALERO ENERGY CORP NEW           COM              91913Y100       389    5,790  SH       SOLE               5,790        0        0
WALGREEN CO                      COM              931422109     1,513   32,030  SH       SOLE              32,030        0        0
WATERS CORP                      COM              941848103       671   10,030  SH       SOLE              10,030        0        0
WAUWATOSA HLDGS INC              COM              94348P108       176   10,800  SH       SOLE              10,800        0        0
WILLIS GROUP HOLDINGS LTD        SHS              G96655108     1,553   37,930  SH       SOLE              37,930        0        0
WINDSTREAM CORP                  COM              97381W104       371   26,280  SH       SOLE              26,280        0        0
WYNN RESORTS LTD                 COM              983134107       876    5,560  SH       SOLE               5,560        0        0
